Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2023 and 2024, and for each of the three years ended March 31, 2024, is as follows:

	2023	2024

	(in billions of yen)
Loans	6,037	6,924
Total assets	29,367	28,447
Deposits	6,216	2,684
Total liabilities	26,506	24,829
Total equity	2,861	3,618
Noncontrolling interests	16	29

	2022	2023	2024

	(in billions of yen)
Total interest and dividend income	625	750	958
Total interest expense	182	239	384
Provision (credit) for credit losses	104	96	83
Net interest income after provision (credit) for credit losses	339	415	490
Income before income tax expense	332	261	394
Net income	246	194	298